Amounts Receivable - Summary of Amounts Receivable (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Nontrade Receivables, Current [Abstract]
Government grants		$ 13,892
GST/HST recoverable	$ 85,879	38,658
Other refundable tax credits	104,733	37,165
Total	$ 190,612	$ 89,715